UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2015

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2016
(unaudited)

Principal
Amount	Corporate Bonds (94.3%)	Value	(a)

	Consumer Discretionary (51.5%)

	Advertising Sales (1.7%)
	Lamar Media Corp.
$3,275,000	5.875%, 02/01/22	$3,446,938
800,000	5.000%, 05/01/23	832,496

		4,279,434

	Apparel Manufacturers (4.0%)
	Carter's Inc.
3,950,000	5.250%, 08/15/21	4,058,625

	Hanesbrands, Inc.
4,250,000	6.375%, 12/15/20	4,398,750

	Levi Strauss & Co.
1,250,000	6.875%, 05/01/22	1,350,000

		9,807,375

	Broadcast Service/Program (3.2%)
	Starz, LLC
7,725,000	5.000%, 09/15/19	7,879,500

	Cable/Satellite TV (2.1%)
	CCO Holdings LLC
1,773,000	7.000%, 01/15/19	1,808,460
650,000	7.375%, 06/01/20	676,406
2,650,000	6.500%, 04/30/21	2,744,102

		5,228,968

	Casino Hotels (0.4%)
	Boyd Gaming Corp.
900,000	6.875%, 05/15/23	958,500

	Commercial Services (1.8%)
	Live Nation Entertainment, Inc.
3,500,000	7.000%, 09/01/20 144A	3,666,250
750,000	5.375%, 06/15/22 144A	763,125

		4,429,375

	Consumer Products - Miscellaneous (3.5%)
	Jarden Corp.
4,525,000	6.125%, 11/15/22	4,667,990

	Prestige Brands, Inc.
750,000	5.375%, 12/15/21 144A	759,375

	Spectrum Brands, Inc.
950,000	6.375%, 11/15/20	1,000,350
2,150,000	6.625%, 11/15/22	2,324,666

		8,752,381

	Distribution/Wholesale (0.6%)
	LKQ Corp.
1,525,000	4.750%, 05/15/23	1,483,063

	Food - Catering (3.1%)
	Aramark Corp.
7,400,000	5.750%, 03/15/20	7,631,250

	Funeral Service & Related Items (4.2%)
	Service Corp. International
7,600,000	5.375%, 01/15/22	7,942,000
2,375,000	5.375%, 05/15/24	2,511,563

		10,453,563

	Gambling (Non-Hotel) (2.0%)
	Isle Of Capri Casinos, Inc.
1,225,000	8.875%, 06/15/20	1,283,188
800,000	5.875%, 03/15/21	824,000

	Pinnacle Entertainment, Inc.
2,800,000	7.500%, 04/15/21	2,912,000

		5,019,188

	Hotels & Motels (4.7%)
	Choice Hotels International, Inc.
1,850,000	5.750%, 07/01/22	1,970,250

	Hilton Worldwide Holdings, Inc.
9,425,000	5.625%, 10/15/21	9,766,185

		11,736,435

	Internet Content - Entertainment (0.7%)
	Netflix, Inc.
1,600,000	5.375%, 02/01/21	1,670,000

	Racetracks (1.3%)
	Churchill Downs, Inc.
1,340,000	5.375%, 12/15/21	1,380,200
1,890,000	5.375%, 12/15/21 144A	1,946,700

		3,326,900

	Radio (2.2%)
	Sirius XM Radio, Inc.
1,475,000	4.250%, 05/15/20 144A	1,498,969
575,000	5.875%, 10/01/20 144A	600,789
1,800,000	5.750%, 08/01/21 144A	1,883,250
1,350,000	6.000%, 07/15/24 144A	1,420,875

		5,403,883

	Resorts/Theme Parks (2.4%)
	Cedar Fair LP
2,800,000	5.250%, 03/15/21	2,901,500

	Six Flags Entertainment Corp.
2,875,000	5.250%, 01/15/21 144A	2,954,063

		5,855,563

	Retail - Apparel/Shoe (1.4%)
	Limited Brands, Inc.
2,300,000	6.625%, 04/01/21	2,587,270
875,000	5.625%, 02/15/22	953,243

		3,540,513

	Retail - Perfume & Cosmetics (2.2%)
	Sally Holdings LLC/Sally Capital, Inc.
4,400,000	5.750%, 06/01/22	4,603,500
800,000	5.500%, 11/01/23	836,000

		5,439,500

	Retail - Sporting Goods (0.7%)
	Vista Outdoor, Inc.
1,725,000	5.875%, 10/01/23 144A	1,806,938

	Rubber - Tires (1.8%)
	Goodyear Tire & Rubber Co.
2,350,000	6.500%, 03/01/21	2,473,375
1,850,000	7.000%, 05/15/22	1,984,125

		4,457,500

	Television (1.3%)
	AMC Networks, Inc.
900,000	4.750%, 12/15/22	902,250

	LIN Television Corp.
2,175,000	6.375%, 01/15/21	2,267,438

		3,169,688

	Theaters (6.2%)
	AMC Entertainment
5,000,000	5.875%, 02/15/22	5,137,500

	Carmike Cinemas, Inc.
575,000	6.000%, 06/15/23 144A	605,188

	Cinemark Holdings, Inc.
3,800,000	7.375%, 06/15/21	3,961,500
2,100,000	5.125%, 12/15/22	2,149,875
825,000	4.875%, 06/01/23 144A	831,971

	Regal Entertainment
2,475,000	5.750%, 03/15/22	2,561,625

		15,247,659

	Total Consumer Discretionary	127,577,176

	Consumer Staples (5.7%)

	Beverages - Non-Alcoholic (1.5%)
	Cott Beverages, Inc.
2,800,000	6.750%, 01/01/20	2,940,000
800,000	5.375%, 07/01/22	812,000

		3,752,000

	Beverages - Wine/Spirits (0.9%)
	Constellation Brands, Inc.
2,050,000	6.000%, 05/01/22	2,306,250

	Food - Canned (0.4%)
	Treehouse Foods, Inc.
870,000	6.000%, 02/15/24 144A	922,200

	Food - Dairy Products (0.6%)
	WhiteWave Foods Co.
1,375,000	5.375%, 10/01/22	1,479,844

	Food - Flour & Grain (0.4%)
	Post Holdings, Inc.
800,000	7.375%, 02/15/22	846,000

	Food - Miscellaneous/Diversified (1.5%)
	Pinnacle Foods, Inc.
3,775,000	4.875%, 05/01/21	3,812,750

	Food - Retail (0.4%)
	Ingles Markets, Inc.
900,000	5.750%, 06/15/23	913,500

	Total Consumer Staples	14,032,544

	Financials (11.6%)

	Real Estate Management/Service (1.6%)
	CBRE Services, Inc.
3,900,000	5.000%, 03/15/23	3,988,612

	REITS - Diversified (5.4%)
	Corrections Corporation of America
3,100,000	4.125%, 04/01/20	3,162,000

	Crown Castle International Corp.
600,000	5.250%, 01/15/23	647,250

	DuPont Fabros Technology, Inc.
3,750,000	5.875%, 09/15/21	3,928,125

	Equinix, Inc.
4,500,000	5.375%, 01/01/22	4,685,625
900,000	5.375%, 04/01/23	931,500

		13,354,500

	REITS - Health Care (2.0%)
	MPT Operating Partnership LP
2,800,000	6.875%, 05/01/21	2,901,500
1,000,000	6.375%, 02/15/22	1,045,000

	Omega Healthcare Investors, Inc.
1,000,000	5.875%, 03/15/24	1,035,565

		4,982,065

	REITS - Hotels (1.5%)
	Ryman Hospitality Properties
2,950,000	5.000%, 04/15/21	3,023,750
750,000	5.000%, 04/15/23	766,875

		3,790,625

	REITS - Storage (1.1%)
	Iron Mountain, Inc.
2,550,000	6.000%, 08/15/23	2,677,500

	Total Financials	28,793,302

	Health Care (3.0%)

	Medical - Hospitals (1.8%)
	HCA Holdings, Inc.
850,000	6.500%, 02/15/20	932,875
850,000	6.250%, 02/15/21	913,750
1,650,000	7.500%, 02/15/22	1,868,625
800,000	5.875%, 03/15/22	866,000

		4,581,250

	Medical - Outpatient/Home Med (0.9%)
	AmSurg Corp.
2,150,000	5.625%, 11/30/20	2,219,875

	Physical Therapy/Rehab Centers (0.2%)
	HealthSouth Corp.
502,000	7.750%, 09/15/22	523,189

	Total Health Care	7,324,314

	Industrials (4.8%)

	Aerospace/Defense - Equip (1.6%)
	Orbital ATK, Inc.
3,775,000	5.250%, 10/01/21	3,916,563

	Engineering/R&D Services (0.7%)
	AECOM Technology Corp.
1,675,000	5.750%, 10/15/22	1,737,813

	Publishing - Periodicals (1.5%)
	Nielsen Holdings N.V.
3,750,000	4.500%, 10/01/20	3,834,375

	Security Services (1.0%)
	ADT Corp.
2,500,000	6.250%, 10/15/21	2,512,500

	Total Industrials	12,001,251

	Information Technology (4.8%)

	Entertainment Software (1.4%)
	Activision Blizzard, Inc.
1,500,000	5.625%, 09/15/21 144A	1,576,875
1,720,000	6.125%, 09/15/23 144A	1,844,700

		3,421,575

	Office Automation & Equipment (2.3%)
	CDW Corp.
4,500,000	6.000%, 08/15/22	4,755,915
800,000	5.000%, 09/01/23	808,000

		5,563,915

	Wireless Equipment (1.1%)
	ViaSat, Inc.
2,725,000	6.875%, 06/15/20	2,830,594

	Total Information Technology	11,816,084

	Materials (5.6%)

	Containers - Metal/Glass (3.2%)
	Ball Corp.
4,300,000	5.000%, 03/15/22	4,493,500

	Crown Holdings, Inc.
800,000	4.500%, 01/15/23	816,000

	Silgan Holdings, Inc.
1,775,000	5.000%, 04/01/20	1,810,500
800,000	5.500%, 02/01/22	830,000

		7,950,000

	Containers - Paper/Plastic (2.2%)
	Berry Plastics Corp.
1,325,000	5.500%, 05/15/22	1,364,750

	Graphic Packaging International, Inc.
1,750,000	4.750%, 04/15/21	1,815,625
2,300,000	4.875%, 11/15/22	2,334,500

		5,514,875

	Garden Products (0.2%)
	Scotts Miracle-Gro Co.
375,000	6.000%, 10/15/23 144A	395,625

	Total Materials	13,860,500

	Telecommunication Services (7.4%)

	Building - Heavy Construct (0.4%)
	SBA Communications Corp.
900,000	4.875%, 07/15/22	911,250

	Internet Connectivity Services (0.7%)
	Zayo Group LLC/Zayo Cap
850,000	10.125%, 07/01/20	909,500
800,000	6.000%, 04/01/23	798,496

		1,707,996

	Telecom Services (3.5%)
	CyrusOne LP
1,275,000	6.375%, 11/15/22	1,322,813

	GCI, Inc.
2,275,000	6.750%, 06/01/21	2,320,500

	Qualitytech LP/QTS Finance Corp.
800,000	5.875%, 08/01/22	816,000

	SBA Telecommunications Corp.
4,000,000	5.750%, 07/15/20	4,130,000

		8,589,313

	Telephone - Integrated (2.8%)
	Level 3 Communications, Inc.
1,950,000	7.000%, 06/01/20	2,034,240
4,050,000	6.125%, 01/15/21	4,242,375
800,000	5.375%, 08/15/22	812,408

		7,089,023

	Total Telecommunication Services	18,297,582

	Total Corporate Bonds (cost $232,982,888)	233,702,753

Shares	Short-Term Investment (8.6%)

21,336,504	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.18%* (cost $21,336,504)	21,336,504

Total Investments (cost $254,319,392- note b)	102.9%	255,039,257
Other assets less liabilities	(2.9)	(7,230,838)
Net Assets	100.0%	$247,808,419

	Percent of
	Corporate
Portfolio Distribution	Bonds
Advertising Sales	1.8%
Aerospace/Defense - Equip	1.7
Apparel Manufacturers	4.2
Beverages - Non-Alcoholic	1.6
Beverages - Wine/Spirits	1.0
Broadcast Service/Program	3.4
Building - Heavy Construct	0.4
Cable/Satellite TV	2.2
Casino Hotels	0.4
Commercial Services	1.9
Consumer Products - Miscellaneous	3.7
Containers - Metal/Glass	3.4
Containers - Paper/Plastic	2.4
Distribution/Wholesale	0.6
Engineering/R&D Services	0.7
Entertainment Software	1.5
Food - Canned	0.4
Food - Catering	3.3
Food - Dairy Products	0.6
Food - Flour & Grain	0.4
Food - Miscellaneous/Diversified	1.6
Food - Retail	0.4
Funeral Service & Related Items	4.5
Gambling (Non-Hotel)	2.2
Garden Products	0.2
Hotels & Motels	5.0
Internet Connectivity Services	0.7
Internet Content - Entertainment	0.7
Medical - Hospitals	2.0
Medical - Outpatient/Home Med	1.0
Office Automation & Equipment	2.4
Physical Therapy/Rehab Centers	0.2
Publishing - Periodicals	1.6
Racetracks	1.4
Radio	2.3
Real Estate Management/Service	1.7
REITS - Diversified	5.7
REITS - Health Care	2.1
REITS - Hotels	1.6
REITS - Storage	1.2
Resorts/Theme Parks	2.5
Retail - Apparel/Shoe	1.5
Retail - Perfume & Cosmetics	2.3
Retail - Sporting Goods	0.8
Rubber - Tires	1.9
Security Services	1.1
Telecom Services	3.7
Telephone - Integrated	3.0
Television	1.4
Theaters	6.5
Wireless Equipment	1.2
	100.0%

* The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $254,319,392 amounted to $719,865, which consisted of aggregate gross unrealized appreciation of $1,353,005 and aggregate gross unrealized depreciation of $633,140.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$21,336,504
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	233,702,753
Level 3 – Significant Unobservable Inputs	-
Total	$255,039,257
+See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2016
(unaudited)

		Market
Shares	Common Stocks (95.2%)	Value	(a)

	Consumer Discretionary (29.4%)

	Apparel Manufacturers (1.2%)
64,553	Carter's, Inc.	$6,802,595

	Food - Catering (2.8%)
460,340	Aramark Corp.	15,246,461

	Broadcast Service/Program (1.5%)
311,126	Starz, LLC+	8,191,948

	Cable/Satellite TV (3.8%)
33,864	Charter Communications, Inc.+	6,855,090
146,039	DISH Network Corp.+	6,755,764
33,864	Time Warner Cable, Inc.	6,929,252
		20,540,106

	Commercial Services (2.6%)
152,388	Live Nation Entertainment, Inc.+	3,399,776
294,536	ServiceMaster Co.+	11,098,116
		14,497,892

	Consumer Products - Miscellaneoud (1.6%)
62,437	Jarden Corp.+	3,680,661
95,243	Prestige Brands, Inc.+	5,085,024
		8,765,685

	Distribution/Wholesale (1.2%)
203,184	LKQ Corp.+	6,487,665

	Funeral Service & Related Items (1.3%)
277,262	Service Corp. International	6,842,826

	Home Furnishings (0.6%)
57,146	Tempur Sealy International, Inc.+	3,473,905

	Hotels & Motels (0.7%)
158,738	Hilton Worldwide Holdings, Inc.	3,574,780

	Racetracks (1.5%)
53,971	Churchill Downs, Inc.	7,981,231

	Resorts/Theme Parks (1.0%)
98,417	Six Flags Entertainment Corp.	5,461,159

	Retail - Perfume & Cosmetics (1.4%)
239,165	Sally Beauty Holdings, Inc.+	7,744,163

	Retail - Restaurants (0.6%)
81,485	Restaurant Brands International, Inc.	3,164,063

	Retail - Sporting Goods (2.4%)
253,981	Vista Outdoor, Inc.+	13,184,154

	Television (2.8%)
20,157	Liberty Media Corp. Class A+	778,665
385,153	Liberty Media Corp. Class C+	14,670,478
		15,449,143

	Theaters (2.4%)
298,427	AMC Entertainment	8,352,972
239,165	Regal Entertainment	5,055,948
		13,408,920

	Total Consumer Discretionary	160,816,696

	Consumer Staples (10.7%)

	Beverages - Non-Alcoholic (1.9%)
752,417	Cott Beverages, Inc.	10,451,072

	Beverages - Wine/Spirits (1.9%)
66,670	Constellation Brands, Inc.	10,073,170

	Food - Confectionery (1.8%)
77,252	J.M. Smucker Co.	10,030,400

	Food - Dairy Products (0.7%)
98,417	WhiteWave Foods Co.+	3,999,667

	Food - Miscellaneous/Diversified (4.4%)
195,777	Kraft Heinz Co.	15,380,241
192,602	Pinnacle Foods, Inc.	8,605,457
		23,985,698

	Total Consumer Staples	58,540,007

	Financials (10.2%)

	Finance - Other Services (0.6%)
27,515	MarketAxess Holdings, Inc.	3,434,697

	Real Estate Management/Service (0.8%)
158,738	CBRE Group, Inc.+	4,574,829

	REITS - Apartments (1.8%)
250,394	UDR, Inc.	9,647,681

	REITS - Diversified (2.5%)
71,961	Crown Castle International Corp.	6,224,627
22,223	Equinix, Inc.	7,349,368
		13,573,995

	REITS - Hotels (1.2%)
131,223	Ryman Hospitality Properties	6,755,360

	REITS - Shopping Centers (0.5%)
19,049	Federal Realty Investment Trust	2,972,596

	REITS - Single Tenant (1.2%)
101,592	Realty Income Corp.	6,350,516

	REITS - Storage (1.5%)
89,951	Extra Space Storage, Inc.	8,406,820

	Total Financials	55,716,494

	Health Care (4.1%)

	Dental Supplies & Equipment (0.4%)
35,214	Dentsply Sirona, Inc.	2,170,239

	Medical Products (0.9%)
27,515	Henry Schein, Inc.+	4,749,914

	Medical - Hospitals (0.9%)
23,282	Acadia Healthcare Co. Inc.+	1,283,071
50,796	HCA Holdings, Inc.+	3,964,628
		5,247,699

	Medical - Outpatient/Home Med (1.9%)
136,515	AmSurg Corp.+	10,184,019

	Total Health Care	22,351,871

	Industrials (12.9%)

	Aerospace/Defense - Equipment (2.1%)
133,340	Orbital ATK, Inc.	11,592,580

	Auction House/Art Dealer (0.8%)
118,524	KAR Auction Services, Inc.	4,520,505

	Commercial Services - Finance (2.0%)
398,961	TransUnion+	11,015,313

	Electronic Security Devices (1.1%)
95,243	Allegion PLC	6,067,932

	Non-Hazardous Waste Disposal (2.9%)
330,175	Republic Services, Inc.	15,732,839

	Publishing - Periodicals (3.1%)
320,650	Nielsen Holdings N.V.	16,885,429

	Shipbuilding (0.9%)
33,864	Huntington Ingalls Industries, Inc.	4,637,336

	Total Industrials	70,451,934

	Information Technology (10.4%)

	Commercial Services - Finance (1.4%)
74,078	Global Payments, Inc.	4,837,293
103,709	Sabre Corp.	2,999,264
		7,836,557

	Data Processing/Management (2.5%)
212,709	Fidelity National Information Services, Inc.	13,466,607

	Electronic Component - Semiconductor (0.7%)
26,456	Broadcom Corp.	4,087,452

	Entertainment Software (1.0%)
160,854	Activision Blizzard, Inc.	5,443,299

	Office Automation & Equipment (2.1%)
270,913	CDW Corp.	11,242,890

	Satellite Telecom (0.5%)
65,612	EchoStar Corp.+	2,905,955

	Semiconductor Component - Integrated Circuit (1.5%)
100,534	NXP Semiconductors N.V.+	8,150,291

	Wireless Equipment (0.7%)
49,738	ViaSat, Inc.+	3,654,748

	Total Information Technology	56,787,799

	Materials (13.5%)

	Containers - Metal/Glass (7.6%)
130,165	Ball Corp.		9,279,463
314,301	Crown Holdings, Inc.+		15,586,187
317,476	Silgan Holdings, Inc.		16,880,199
			41,745,849

	Containers - Paper/Plastic (5.9%)
197,893	Berry Plastics Corp.+		7,153,832
881,524	Graphic Packaging International		11,327,583
292,078	Sealed Air Corp.		14,022,665
			32,504,080

	Total Materials		74,249,929

	Telecommunication Services (4.0%)

	Internet Connectivity Services (1.1%)
249,748	Zayo Group Holdings, Inc.+		6,053,892

	Telephone - Integrated (2.9%)
301,602	Level 3 Communications, Inc.+		15,939,666

	Total Telecommunication Services		21,993,558

	Total Common Stocks (cost $466,960,992)		520,908,288

Shares	Short-Term Investment (9.8%)

53,894,531	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.18%* (cost $53,894,531)		53,894,531

	Total Investments (cost $520,855,523 - note b)	105.0%	574,802,819
	Other assets less liabilities	(5.0)	(27,175,030)
	Net Assets	100.0%	$547,627,789

Percent of
Common
Portfolio Distribution	Stocks
Aerospace/Defense - Equipment	2.2%
Apparel Manufacturers	1.3
Auction House/Art Dealer	0.9
Beverages - Non-Alcoholic	2.0
Beverages - Wine/Spirits	1.9
Broadcast Service/Program	1.6
Cable/Satellite TV	3.9
Commercial Services	2.8
Commercial Services -Finance	3.6
Consumer Products - Miscellaneous	1.7
Containers - Metal/Glass	8.0
Containers - Paper/Plastic	6.2
Data Processing/Management	2.6
Dental Supplies & Equipment	0.4
Distribution/Wholesale	1.2
Electronic Component - Semiconductor	0.8
Electronic Security Devices	1.2
Entertainment Software	1.0
Finance - Other Services	0.7
Food - Catering	2.9
Food - Confectionery	1.9
Food - Dairy Products	0.8
Food - Misc/Diversified	4.6
Funeral Service & Related Items	1.3
Home Furnishings	0.7
Hotels & Motels	0.7
Internet Connectivity Services	1.2
Medical - Hospitals	1.0
Medical - Outpatient/Home Med	1.9
Medical Products	0.9
Non-Hazardous Waste Disposal	3.0
Office Automation & Equipment	2.2
Publishing - Periodicals	3.2
Racetracks	1.5
Real Estate Management/Service	0.9
REITS - Apartments	1.9
REITS - Diversified	2.6
REITS - Hotels	1.3
REITS - Shopping Centers	0.6
REITS - Single Tenant	1.2
REITS - Storage	1.6
Resorts/Theme Parks	1.0
Retail - Perfume & Cosmetics	1.5
Retail - Restaurants	0.6
Retail - Sporting Goods	2.5
Satellite Telecom	0.6
Semiconductor Component - Integrated Circuit	1.6
Shipbuilding	0.9
Telephone - Integrated	3.1
Television	3.0
Theaters	2.6
Wireless Equipment	0.7
100.0%

+ Non-income producing security.

* The rate is an annualized seven-day yield at period end.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2016
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $520,855,523 amounted to $53,947,296, which consisted of aggregate gross unrealized appreciation of $59,114,948 and aggregate gross unrealized depreciation of $5,167,652.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2016:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices:
Common Stocks and Short-Term Investment	$574,802,819
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$574,802,819
+See schedule of investments for a detailed listing of securities.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
May 26, 2016

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 26, 2016